LEASES - Summary of Charter Hire Expense under Operating Leases, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Charter hire expenses	$ 70,673	$ 53,691	$ 30,719
Charter hire expenses, operating leases
Operating Leased Assets [Line Items]
Charter hire expenses	71,345	54,365	32,118
Amortization of unfavorable time charter contracts-in
Operating Leased Assets [Line Items]
Charter hire expenses	$ (672)	$ (674)	$ (1,399)